FORM N-PX

Annual Report of Proxy Voting Record of

Registered Management Investment Company

Investment Company file number: 811-09281

Hilliard Lyons Research Trust

(Exact Name of Registrant as specified in the charter)

501 South 4th Street, Louisville, Kentucky 40202

(Address of Principal Executive Offices)

With a copy to:

Joseph C. Curry, Jr. J.J.B. Hilliard, W.L. Lyons, Inc. 501 South 4th Street Louisville, KY 40232-2760	David Sturms, Esq. Vedder, Price, Kaufman & Kammholz, P.C. 222 North LaSalle Street Chicago, IL 60601-1003

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 444-1854

Date of Fiscal Year End: June 30

Date of reporting period: July 1, 2005 through August 31, 2005

Item 1. Proxy Voting Record

The Fund held no securities during the period covered by the report in which there was a security holder vote. Accordingly, there is no proxy vote to report.

Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Hilliard Lyons Research Trust

By:	/s/ Joseph C. Curry, Jr.
Name:	Joseph C. Curry, Jr.
Title:	Vice President, Asst. Treasurer and Chief Accounting Officer

Date: September 23, 2005